Fixed Assets (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) MWp	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost as of December 31, 2022	$ 1,954	$ 1,705	$ 1,054
Wind farms [Member] | Ewk [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Serbia
Status	2019
Installed capacity | MWp	105
Effective holding rate	50.10%
Depreciated cost as of December 31, 2022	$ 143,000
Wind farms [Member] | Lukovac [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Croatia
Status	2018
Installed capacity | MWp	49
Effective holding rate	50.10%
Depreciated cost as of December 31, 2022	$ 50,000
Wind farms [Member] | Sowi Member [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Kosovo
Status	2021
Installed capacity | MWp	105
Effective holding rate	60.00%
Depreciated cost as of December 31, 2022	$ 136,000
Wind farms [Member] | Picasso [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Sweden
Status	2021
Installed capacity | MWp	113
Effective holding rate	68.80%
Depreciated cost as of December 31, 2022	$ 141,000
Wind farms [Member] | Emek Habacha [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Israel
Status	2022
Installed capacity | MWp	109
Effective holding rate	40.85%
Depreciated cost as of December 31, 2022	$ 192,000
Wind farms [Member] | Ruach Beresheet [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Israel
Status	2023
Installed capacity | MWp	189
Effective holding rate	54.00%
Depreciated cost as of December 31, 2022	$ 377,000
Wind farms [Member] | Gecama [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Spain
Status	2022
Installed capacity | MWp	329
Effective holding rate	72.00%
Depreciated cost as of December 31, 2022	$ 340,000
Wind farms [Member] | Björnberget [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Sweden
Status	2023
Installed capacity | MWp	372
Effective holding rate	55.18%
Depreciated cost as of December 31, 2022	$ 390,000